DEFINED BENEFIT PENSION OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2021
DEFINED BENEFIT PENSION OBLIGATION
Schedule of funded status and amount recognized in the consolidated balance sheets

Change in Benefit Obligation:	2021	2020
Benefit obligation at beginning of year	$2,425,080	$1,552,570
Service cost	130,409	95,294
Interest cost	4,642	3,314
Actuarial (gain) loss	99,114	219,914
Benefits paid	40,351	352,875
Plan participant’s contributions	85,481	70,034
Plan amendments	(50,138)	(33,189)
Exchange rate changes	(73,082)	164,268
Benefit obligation at end of year	$2,661,857	$2,425,080

Change in Plan Assets:	2021	2020
Fair value of plans’ assets at beginning of year	$1,591,593	$984,102
Actual return on plans’ assets	214,423	47,431
Employer contributions	42,654	31,810
Benefits paid	40,351	352,875
Plan participant’s contributions	85,481	70,034
Foreign currency translation adjustments	(46,423)	105,341
Fair value of plans’ assets at end of year	$1,928,079	$1,591,593
Funded status	$(733,778)	$(833,487)

Schedule of components of net periodic pension benefit cost

Components of Net Periodic Benefit Cost	2021	2020
Employer service costs	$130,409	$95,294
Interest cost	4,642	3,314
Expected return on plan assets	(53,113)	(36,490)
Amortization of net prior service credit	(7,239)	(3,301)
Amortization of net loss	59,691	46,349
Total benefit cost for year	$134,390	$105,166

Schedule of assumptions used to measure the benefit obligation and net benefit cost

	2021	2020
Discount rate	0.35%	0.20%
Expected long-term return on plan assets	3.75%	3.35%
Rate of compensation increase	1.00%	1.00%
Pension increase rate (in payment)	0.00%	0.00%

Schedule of actual asset allocation as compared to the plan administrators' target asset allocations

	Plan Assets
	2021	2020
	Actual Allocation	Actual Allocation	Target Allocation
Equity instruments	50.2%	54.2%	30 - 55%
Debt instruments	10.6%	11.2%	5 - 30%
Real estate	26.4%	25.6%	15 - 40%
Alternative investments	5.3%	4.1%	0 - 15%
Cash and equivalents	7.5%	4.9%	0 - 10%
Total	100.0%	100.0%

Schedule of estimated future benefit payments

Year Ending December 31,	Future Benefits
2022	$22,318
2023	22,542
2024	22,766
2025	22,994
2026	23,225
2027-2031	117,282
Total	$231,127